CAPITAL STOCK AND OTHER RELATED ACCOUNTS	12 Months Ended
Dec. 31, 2023
Disclosure of capital stock and other capital related accounts [abstract]
CAPITAL STOCK AND OTHER RELATED ACCOUNTS	CAPITAL STOCK AND OTHER RELATED ACCOUNTS

	2023	2022
Capital stock	58,349	59,603
Capital adjustment	43,012,348	43,936,999
Treasury shares	-	(20,038,774)
Share-based payment plans	569,731	356,176
Treasury shares trading premium	158,837	43,080
Share premium	63,825,938	79,442,908
Merger premium	14,350,655	14,350,655
Total	121,975,858	118,150,647
The issued, paid-in and registered capital stock consists of:
Common stock with a face value of 0.10 per share and entitled to 1 vote each, fully paid-in (in thousands)	583,483	596,026

Since fiscal year 2021, based on the context and the Group’s financial position, the Board of Directors approved various plans for the acquisition of own shares. The purpose of these plans was to use a portion of the Company’s liquidity in an efficient manner, which might result in a higher shareholder return and therefore increase shareholder value considering the current value of the shares. Pursuant to Article 64 of the Capital Markets Law, treasury stock may not exceed, as a whole, the limit of 10% of capital stock. Such acquisitions were made with realized and liquid profits, as the Company had the necessary liquidity to conduct the acquisition of treasury stock, as approved, without affecting its solvency.
Until the date of these consolidated financial statements, the Group acquired 12,352,329 own shares for a total value of 19,972,158 and 27,542 ADRs for a total value of 106,458, whose destination has been the following, with no own shares in the portfolio as of that date:
•Within the framework of the incentive programs for senior staff, 17,473 and 10,069 ADRs were distributed in the months of January 2023 and 2022, respectively.
•On April 25, 2023, the Ordinary and Extraordinary General Shareholders' Meeting approved the voluntary reduction of the Company's share capital for a total of 12,543,339 ordinary shares (which included 12,352,329 shares in the portfolio and 191,010 unnamed actions).

On the other hand, on December 19, 2023, taking into account the context and financial position of the Group, the Board of Directors approved a new plan for the acquisition of own shares for up to a maximum amount of $600 million and for a period of up to on March 30, 2024. During the month of January 2024, the Group acquired 25,650 ADRs for a total value of 146,403.